Natural Gas Mineral Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Mineral Properties, Net [Abstract]
Natural Gas Mineral Interests

Note 6. Natural Gas Mineral Interests

The Company owns mineral rights across multiple on-shore basins in the United States. The following is a summary of natural gas and oil properties as of June 30, 2026, and December 31, 2025 (in thousands):

	June 30,	December 31,
	2026	2025
Proved properties	$347,838	$327,342
Unproved properties	192,581	176,240
Natural gas and oil mineral interests, gross	$540,419	$503,582
Accumulated depletion	(62,786)	(42,996)
Natural gas and oil mineral interests, net	$477,633	$460,586

Note 7—Natural Gas Mineral Interests

The Company owns mineral rights across multiple on-shore basins in the United States. The following is a summary of natural gas and oil properties as of December 31, 2025, and 2024 (in thousands):

	As of
	December 31, 2025	December 31, 2024
Proved properties	$327,342	$110,001
Unproved properties	176,240	63,932
Natural gas and oil mineral interests, gross	$503,582	$173,933
Accumulated depletion	(42,996)	(18,849)
Natural gas and oil mineral interests, net	$460,586	$155,084